INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)
	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
As of the beginning of period	$ 47,954,596
As of the end of period	48,946,555
Office equipment
Property, plant and equipment
As of the beginning of period	288,920
As of the end of period	244,773
Vehicles
Property, plant and equipment
As of the beginning of period	1,835,634
As of the end of period	2,387,064
Equipment and computer software
Property, plant and equipment
As of the beginning of period	67,105
As of the end of period	142,803
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,967,431
As of the end of period	3,501,808
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,125,728
As of the end of period	5,493,935
Land and buildings
Property, plant and equipment
As of the beginning of period	35,674,513
As of the end of period	35,112,872
Buildings in progress
Property, plant and equipment
As of the beginning of period	1,995,265
As of the end of period	2,063,300
Gross carrying amount
Property, plant and equipment
As of the beginning of period	63,974,402	$ 54,527,392
Additions	1,756,346	1,755,975
Disposals	(437,109)	(194,640)
Foreign currency translation	6,575,378	(49,791)
Revaluation	4,482,496	189,731
As of the end of period	67,386,521	55,849,205
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	762,825	579,882
Additions	17,009	42,546
Transfers	(55,698)
Disposals		(5,103)
Foreign currency translation	69,188	1,474
As of the end of period	793,324	618,799
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	3,512,217	2,977,542
Additions	715,492	898,190
Transfers	55,698
Disposals	(218,344)	(189,537)
Foreign currency translation	258,800	33,791
As of the end of period	4,323,863	3,719,986
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	592,126	465,679
Additions	101,156	37,882
Disposals	(49,944)
Foreign currency translation	55,471	3,477
As of the end of period	698,809	507,038
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	5,637,943	5,480,431
Additions		1,506
Transfers	356,109
Disposals	(15)
Foreign currency translation	821,362	(32,276)
As of the end of period	6,815,399	5,449,661
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,987,811	9,054,701
Additions	371,583	267,275
Transfers	68,805
Disposals	(41,468)
Foreign currency translation	1,033,450	(170,499)
As of the end of period	11,420,181	9,151,477
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	41,486,215	34,698,618
Additions		57,252
Transfers	168,569
Foreign currency translation	4,099,357	118,430
Revaluation	4,482,496	189,731
As of the end of period	41,271,645	34,684,569
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	1,995,265	1,270,539
Additions	551,106	451,324
Transfers	(593,483)
Disposals	(127,338)
Foreign currency translation	237,750	(4,188)
As of the end of period	$ 2,063,300	$ 1,717,675